COLLATERALIZED TRANSACTIONS (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
COLLATERALIZED TRANSACTIONS
Collateral received from clients	$ 181,403,500	$ 127,758,188
Collateral received from brokers	425,617	203,500
Collateral repledged to commercial banks and other financial institutions	26,954,280	13,326,597
Securities borrowed and loaned	44,283,011	16,106,157
Cash collateral received from borrowers	47,919,232	18,707,651
Cash collateral deposited with lenders	$ 14,689,034	$ 2,663,837